Segment Information - Summary of Product by Sales (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ 4,503	$ 2,752	$ 8,468	$ 29,028	$ 34,835	$ 7,972
US [Member]
Segment Reporting Information [Line Items]
Revenues	2,929	292	5,334	22,792	25,020	3,193
Japan [Member]
Segment Reporting Information [Line Items]
Revenues	$ 1,574	$ 2,460	$ 3,134	$ 6,236	$ 9,815	$ 4,779